STOCK OPTIONS (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	6,960,609
Number of Exercisable Options	3,476,939
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 0.165
Number of Options	500,150
Expiry Date	Apr. 01, 2021
Number of Exercisable Options	354,404
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 0.23
Number of Options	106,950
Expiry Date	Jun. 20, 2021
Number of Exercisable Options	71,300
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 0.23
Number of Options	2,972,592
Expiry Date	Jul. 01, 2021
Number of Exercisable Options	2,972,592
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 0.23
Number of Options	235,917
Expiry Date	Feb. 17, 2022
Number of Exercisable Options	78,643
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.22
Number of Options	650,000
Expiry Date	Nov. 24, 2022
Number of Exercisable Options	0
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.00
Number of Options	2,495,000
Expiry Date	Dec. 14, 2022
Number of Exercisable Options	0